CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 17,800		$ 712
Cost of revenue	1,034		223
Gross profit	16,766		489
Operating expenses:
Research and development expenses, net	30,318	28,583	24,549
Marketing and business development expenses	1,634	1,189	1,174
General and administrative expenses	8,041	7,633	7,349
Total operating expenses	39,993	37,405	33,072
Operating loss	(23,227)	(37,405)	(32,583)
Financial and other income, net	628	339	1,097
Loss before taxes on income	(22,599)	(37,066)	(31,486)
Taxes on income			(20)
Net loss	$ (22,599)	$ (37,066)	$ (31,506)
Basic net loss per share	$ (0.41)	$ (0.72)	$ (0.62)
Diluted net loss per share	$ (0.41)	$ (0.72)	$ (0.62)
Other comprehensive loss:
Realized gain arising during the period from marketable securities			$ (440)
Unrealized gain arising during the period from foreign currency derivative contracts		17	7
Realized loss (gain) arising during the period from foreign currency derivative contracts	(17)	(7)	19
Total comprehensive loss	$ (22,616)	$ (37,056)	$ (31,920)
Weighted average number of ordinary shares used in computing basic net loss per share	55,277,428	51,179,694	50,855,908
Weighted average number of ordinary shares used in computing diluted net loss per share	55,277,428	51,179,694	50,855,908